Supplementary Data - Reserves of Oil and Gas (unaudited): Reserves of Oil and Gas - Royalty Interests (Details)	12 Months Ended
Dec. 31, 2012
Gas (mcf)
Reserves, Beginning of Year	116,979
Revisions to Previous Estimates	(52,384)
Current Year Production	(8,204)
Reserves, End of Year	56,391
Oil (bbls)
Reserves, Beginning of Year	17,012
Revisions to Previous Estimates	(9,312)
Acquisition of Probable Reserves	143,000
Current Year Production	(77)
Reserves, End of Year	150,623